Acquisition of Solar Silicon Valley (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 Silver Age Holdings Limited	Jul. 31, 2011 Silver Age Holdings Limited Huang Chin Tien	Jul. 31, 2011 Silver Age Holdings Limited Jinglong Group	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited	Jul. 31, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement USD ($)
Acquisition of Solar Silicon Valley
Percentage of Ownership		100.00%						100.00%
Ownership percentage held by selling shareholders prior to acquisition			30.00%	70.00%
Purchase price allocation					358,987		$ 56,549			$ 180,000
Number of shares issuable on acquisition									30,901,287
Purchaser Share Price (in dollars per share)					11.62		$ 1.83			$ 5.825
Period over which weighted closing price is determined									45 days
Premium added to the last closing price of the ADSs (as a percent)									5.00%
Total acquisition costs						14,798
Excess of the fair value of net assets over the total purchase consideration recorded as other income	187,387				187,387	187,387